Investment Managers Series Trust

235 West Galena Street

Milwaukee, Wisconsin 53212

May 6, 2019

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

Division of Investment Management

100 “F” Street, N.E.

Washington, DC 20549

Re:	Investment Managers Series Trust–File Nos. 333-122901 and 811-21719 (the “Registrant”) on behalf of the West Loop Realty Fund (the “Fund”))

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for the series West Loop Realty Fund do not differ from that contained in Post-Effective Amendment No. 1017 to the Trust’s Registration Statement on Form N-1A. This Amendment was filed electronically on April 30, 2019.

If you have any questions or require further information, do not hesitate to contact Diane Drake at 626-385-5777.

Sincerely,

/s/ CARMEN M. CASTILLO-ANDINO

Carmen M. Castillo-Andino

Investment Managers Series Trust